CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES (Details) - Lawsuits and Legal Proceedings [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Balances at beginning	$ 9,724
Balances at end	10,096	$ 9,724
Integration Itau Corpbanca [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) through transfers and other changes		1,019
Established provision [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) through transfers and other changes	586	8,952
Provision released [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) through transfers and other changes
Application of provisions [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) through transfers and other changes		(17)
Others [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase (decrease) through transfers and other changes	$ (214)	$ (289)